CAPITAL MANAGEMENT - Changes in Invested Capital (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in Invested capital [Roll Forward]
Opening balance	$ 12,971	$ 13,032
Net redemption of preferred units	(189)	(72)
Issuance of limited partnership units, net of redemptions	24	11
Ending balance	12,806	12,971
Weighted Average Invested Capital	$ 12,918	$ 13,032